OTHER COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Book Value of the Partnership's Vessels Secured Against Long Term Loans and Capital Leases	Assets pledged

(in thousands of $)	At June 30, 2016	At December 31, 2015
Book value of vessels secured against long-term loans and capital leases	1,664,384	1,847,403